Warrant Liability (Details Narrative) - USD ($)				12 Months Ended
	Mar. 31, 2026	Dec. 01, 2025	Nov. 11, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 19, 2025	Apr. 15, 2024	Jan. 23, 2024
IfrsStatementLineItems [Line Items]
Percentage of share capital acquired			1.00%
Number of shares issued								1
Conversion of issued ordinary share capital		15.00%
Warrants maturity date		December 1, 2028
Fair value of SJP Warrants	$ 3,785,924	$ 3,912,514
Fair value gain on warrant liability				$ 126,590
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						1,000	1,000
SJP [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		11
Warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 15
Warrants [member] | SJP [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		5,000,000
SJP [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Other borrowings			$ 5,000,000